Income Taxes	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 12. Income Taxes

The Company’s effective tax rate for the six months ended June 30, 2026 and for the period from June 10, 2025 through June 30, 2025 was approximately 1.43% and (0)%, respectively. During the second quarter ended June 30, 2026, the Company recognized a discrete income tax benefit of approximately $2.5 million related to the partial release of its valuation allowance on deferred tax assets. The valuation allowance release was supported by additional objectively verifiable positive evidence resulting from the scheduled reversal of acquisition-related taxable temporary differences generated by the CFO Silvia Acquisition completed during the second quarter of 2026. The discrete income tax benefit was the primary driver of the Company’s effective tax rates for the three and six months ended June 30, 2026.

The Company evaluates the realizability of deferred tax assets on a quarterly basis and records a valuation allowance when it is more-likely-than-not that some portion or all of its deferred tax assets will not be realized. As of June 30, 2026, the Company continued to maintain a valuation allowance against deferred tax assets that management has concluded are not more-likely-than-not to be realized.

As of June 30, 2026 and December 31, 2025, the Company had no unrecognized tax benefits and had not accrued any interest or penalties related to uncertain tax positions.

Note 9. Income Taxes

The Company files a consolidated federal income tax return and various state income tax returns. The amount of income taxes the Company records requires the interpretation of complex rules and regulations of federal and state taxing jurisdictions.

A reconciliation of the U.S. federal statutory rate to the Company’s effect income tax rate is as follows:

As of December 31, 2025

U.S. federal statutory rate	21.0%

Change in fair value of conversion feature	40.8%

Change in valuation allowance	(61.8)%
Provision (benefit) for income taxes	0.0%

GAAP requires deferred income tax assets and liabilities to be measured at the enacted tax rate expected to apply when temporary differences are to be realized or settled. Significant components of net deferred tax assets (liabilities) at December 31, 2025 are as follows:

As of December 31, 2025
Deferred Tax Asset (Liability)

Stock Based Compensation	$92,829
Change in Fair Value of Digital Assets	5,251,131
Interest expense, net	57,564
NOL - Federal	13,021,839
Change in Fair Value of Convertible Note Conversion Feature	(493,561)
Change in Fair Value of Derivative Securities	(22,315)
17,907,487
Valuation Allowance	(17,907,487)
Deferred Tax Asset (Liability)	$-

Valuation Allowance Roll Forward

Deferred:	As of December 31, 2025
US Federal expense (benefit)	$(17,907,487)
State and local expense (benefit)	-
Change in valuation allowance	17,907,487
Total	$-

A valuation allowance for deferred tax assets, including net operating losses, is recognized when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. To assess that likelihood, we use estimates and judgment regarding our future taxable income, and we consider the tax consequences in the jurisdiction where such taxable income is generated, to determine whether a valuation allowance is required. Such evidence can include our current financial position, our results of operations, both actual and forecasted, the reversal of deferred tax liabilities, and tax planning strategies as well as the current and forecasted business economics of our industry. As of December 31, 2025, the Company’s deferred tax assets consisted primarily of $13.0 million related to federal net operating loss carry forwards, $5.3 million related to changes in the fair value of digital assets, and $0.2 million related to stock-based compensation and interest expense, partially offset by deferred tax liabilities related to changes in the fair value of convertible note conversion features and derivative securities. The resulting gross deferred tax assets were fully offset by a valuation allowance, resulting in no net deferred tax asset or liability as of December 31, 2025.

When more than a 50% change in ownership occurs, over a three-year period, as defined, the Tax Reform Act of 1986 limits the utilization of net operating loss carry forwards in the years following the change in ownership. In December 2025, the Company issued common stock to various parties in connection with the business combination. A Section 382 ownership study has not been completed yet. The management will continue to evaluate the occurrence of ownership change and the impact on utilization of prior year NOL, which otherwise can be carried forward indefinitely.

We have evaluated whether there were material uncertain tax positions requiring recognition in our financial statements. As of December 31, 2025, the Company has not identified unrecognized tax benefits that would favorably affect the effective tax rate if resolved in the Company’s favor and the Company recognized $0 uncertain tax liability.